Intangible Assets and Impairment Testing - Discount rate used before tax (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NOX platform
Significant Accounting Judgements, Estimates and Assumptions
Discount rate (in %)	12.20%	12.00%
Goodwill
Significant Accounting Judgements, Estimates and Assumptions
Discount rate (in %)	12.20%	12.00%